PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya U.S. High Dividend
Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 56.9%
Communication Services : 3.4%
35,274
AT&T, Inc.
$ 597,189
0.6
17,013  Comcast Corp. - Class
A
729,007
0.8
3,021
Electronic Arts, Inc.
421,369
0.5
5,780  Iridium
Communications, Inc.
167,331
0.2
2,543
T-Mobile US, Inc.
415,272
0.5
19,042  Verizon
Communications, Inc.
762,061
0.8
3,092,229
3.4
Consumer Discretionary : 3.1%
2,091
BorgWarner, Inc.
65,093
0.1
560
DR Horton, Inc.
83,686
0.1
2,703
Garmin Ltd.
371,257
0.4
5,029
General Motors Co.
206,088
0.2
9,236
Gentex Corp.
337,391
0.4
1,914
Genuine Parts Co.
285,684
0.3
5,965
H&R Block, Inc.
291,987
0.3
960
Lear Corp.
131,856
0.1
5,321
LKQ Corp.
278,235
0.3
2,120
NIKE, Inc. - Class B
220,332
0.2
489
Ralph Lauren Corp.
90,915
0.1
2,961
Tapestry, Inc.
140,736
0.2
685
TJX Cos., Inc.
67,911
0.1
13,678
Wendy's Co.
247,708
0.3
2,818,879
3.1
Consumer Staples : 4.9%
10,836
Altria Group, Inc.
443,301
0.5
8,428
Coca-Cola Co.
505,849
0.5
5,569
Colgate-Palmolive Co.
481,830
0.5
5,602
General Mills, Inc.
359,536
0.4
1,731
Ingredion, Inc.
203,618
0.2
2,328
Kimberly-Clark Corp.
282,084
0.3
7,064  Mondelez International,
Inc. - Class A
516,166
0.6
2,203
PepsiCo, Inc.
364,244
0.4
6,796  Philip Morris
International, Inc.
611,368
0.7
4,414
Procter & Gamble Co.
701,561
0.8
4,469,557
4.9
Energy : 3.9%
9,541
Baker Hughes Co.
282,318
0.3
4,239
ConocoPhillips
477,057
0.5
4,619
Coterra Energy, Inc.
119,078
0.1
1,197  Diamondback Energy,
Inc.
218,476
0.2
3,566
DT Midstream, Inc.
205,509
0.2
3,726
EOG Resources, Inc.
426,478
0.5
10,537  Equitrans Midstream
Corp.
112,640
0.1
3,923
Exxon Mobil Corp.
410,032
0.5
2,155  Marathon Petroleum
Corp.
364,691
0.4
3,518
Phillips 66
501,350
0.6
3,020
Valero Energy Corp.
427,209
0.5
3,544,838
3.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials : 12.2%
1,891
Aflac, Inc.
$ 152,679
0.2
1,441
Allstate Corp.
229,868
0.2
1,852
American Express Co.
406,366
0.4
1,180  American Financial
Group, Inc.
150,651
0.2
4,041  American International
Group, Inc.
294,549
0.3
768  Ameriprise Financial,
Inc.
312,852
0.3
1,370
Aon PLC - Class A
432,906
0.5
2,048  Ares Management
Corp. - Class A
271,626
0.3
1,790
Assurant, Inc.
324,796
0.4
4,879  Axis Capital Holdings
Ltd.
305,279
0.3
4,339
Brown & Brown, Inc.
365,387
0.4
1,964  Cboe Global Markets,
Inc.
377,088
0.4
7,986
Citigroup, Inc.
443,143
0.5
2,390
CME Group, Inc.
526,637
0.6
7,854  CNO Financial Group,
Inc.
209,623
0.2
1,472  Equitable Holdings,
Inc.
50,401
0.1
250  Erie Indemnity Co.
- Class A
101,720
0.1
5,369
Essent Group Ltd.
287,617
0.3
848
Everest Re Group Ltd.
312,810
0.3
1,419  Hanover Insurance
Group, Inc.
186,556
0.2
4,151  Hartford Financial
Services Group, Inc.
397,832
0.4
3,348  International
Bancshares Corp.
173,728
0.2
439  JPMorgan Chase &
Co.
81,680
0.1
4,589
Loews Corp.
344,772
0.4
1,694  Marsh & McLennan
Cos., Inc.
342,645
0.4
6,029
MetLife, Inc.
420,462
0.5
16,427  MGIC Investment
Corp.
326,733
0.4
4,174  OneMain Holdings,
Inc.
197,138
0.2
1,088  Prudential Financial,
Inc.
118,581
0.1
1,495  Reinsurance Group of
America, Inc.
264,391
0.3
29,881
Rithm Capital Corp.
323,910
0.3
6,456
Synchrony Financial
266,633
0.3
3,475  Tradeweb Markets,
Inc. - Class A
367,725
0.4
2,187
Travelers Cos., Inc.
483,240
0.5
6,699
Unum Group
331,266
0.4
9,219
Wells Fargo & Co.
512,484
0.6
1,476  Willis Towers Watson
PLC
402,372
0.4

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
660  Wintrust Financial
Corp.
$ 63,591
0.1
11,161,737
12.2
Health Care : 8.9%
1,962
AbbVie, Inc.
345,410
0.4
1,374  AmerisourceBergen
Corp.
323,714
0.3
1,175
Amgen, Inc.
321,750
0.3
10,437  Bristol-Myers Squibb
Co.
529,678
0.6
3,190
Cardinal Health, Inc.
357,216
0.4
1,551
Cigna Group
521,353
0.6
6,832
CVS Health Corp.
508,096
0.6
845
Elevance Health, Inc.
423,556
0.5
86
Eli Lilly & Co.
64,817
0.1
6,661
Gilead Sciences, Inc.
480,258
0.5
686
Humana, Inc.
240,320
0.3
7,923
Johnson & Johnson
1,278,614
1.4
854
McKesson Corp.
445,284
0.5
2,484
Medtronic PLC
207,066
0.2
7,769
Merck & Co., Inc.
987,828
1.1
21,075
Pfizer, Inc.
559,752
0.6
790  UnitedHealth Group,
Inc.
389,944
0.4
9,711
Viatris, Inc.
120,125
0.1
8,104,781
8.9
Industrials : 8.0%
1,341
3M Co.
123,533
0.1
597
Acuity Brands, Inc.
149,990
0.2
2,352
AMETEK, Inc.
423,783
0.5
1,377  Automatic Data
Processing, Inc.
345,806
0.4
514
Cintas Corp.
323,106
0.3
374
Curtiss-Wright Corp.
88,365
0.1
4,376
Donaldson Co., Inc.
313,409
0.3
7,779  Dun & Bradstreet
Holdings, Inc.
81,991
0.1
4,342
Emerson Electric Co.
463,943
0.5
1,232
Fastenal Co.
89,948
0.1
4,092
Fortive Corp.
348,352
0.4
814
Ingersoll Rand, Inc.
74,343
0.1
2,487
Jacobs Solutions, Inc.
364,719
0.4
5,325  Johnson Controls
International PLC
315,613
0.3
2,886
Leidos Holdings, Inc.
369,004
0.4
2,871  MSC Industrial Direct
Co., Inc. - Class A
289,799
0.3
804
Otis Worldwide Corp.
76,621
0.1
1,264
Owens Corning
189,322
0.2
528
Parker-Hannifin Corp.
282,718
0.3
1,022
Pentair PLC
79,501
0.1
462
Republic Services, Inc.
84,823
0.1
527  Rockwell Automation,
Inc.
150,237
0.2
7,369
Rollins, Inc.
324,752
0.4
2,563
Ryder System, Inc.
292,438
0.3
4,333  Schneider National,
Inc. - Class B
102,042
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,086
Snap-on, Inc.
$ 299,367
0.3
5,099  SS&C Technologies
Holdings, Inc.
325,112
0.4
1,187
Verisk Analytics, Inc.
287,135
0.3
2,591  Westinghouse Air
Brake Technologies
Corp.
366,082
0.4
330
WW Grainger, Inc.
321,242
0.3
7,347,096
8.0
Information Technology : 4.5%
3,380
Amdocs Ltd.
308,256
0.4
1,900
Applied Materials, Inc.
383,078
0.4
4,635
Avnet, Inc.
215,945
0.3
15,672
Cisco Systems, Inc.
758,055
0.8
12,916  Hewlett Packard
Enterprise Co.
196,711
0.2
7,313
HP, Inc.
207,177
0.2
192
Intuit, Inc.
127,275
0.2
798
Juniper Networks, Inc.
29,550
0.0
288
KLA Corp.
196,502
0.2
3,379
NetApp, Inc.
301,136
0.3
520
NVIDIA Corp.
411,382
0.5
2,385
Paychex, Inc.
292,449
0.3
2,245
Qualcomm, Inc.
354,239
0.4
1,063
Visa, Inc. - Class A
300,446
0.3
4,082,201
4.5
Materials : 2.0%
7,538
Dow, Inc.
421,223
0.5
4,460
Element Solutions, Inc.
104,810
0.1
1,118
Linde PLC US
501,781
0.5
3,522  LyondellBasell
Industries NV - Class A
353,186
0.4
1,445
PPG Industries, Inc.
204,612
0.2
1,254
RPM International, Inc.
144,649
0.1
437
Sherwin-Williams Co.
145,097
0.2
1,875,358
2.0
Real Estate : 2.9%
4,988
Agree Realty Corp.
274,091
0.3
1,058  AvalonBay
Communities, Inc.
187,298
0.2
11,859  Brixmor Property
Group, Inc.
268,132
0.3
742  EastGroup Properties,
Inc.
130,362
0.1
5,392
Equity Residential
324,652
0.3
6,167  Gaming and Leisure
Properties, Inc.
280,475
0.3
4,726
Invitation Homes, Inc.
161,015
0.2
2,117
Kilroy Realty Corp.
80,213
0.1
7,996  National Retail
Properties, Inc.
325,357
0.4
5,333  Sabra Health Care
REIT, Inc.
74,022
0.1
11,661
VICI Properties, Inc.
349,014
0.4
2,149
Welltower, Inc.
198,052
0.2
2,652,683
2.9

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities : 3.1%
768
Ameren Corp.
$ 54,674
0.1
4,278  American Electric
Power Co., Inc.
364,443
0.4
2,773
Atmos Energy Corp.
313,099
0.3
2,956
DTE Energy Co.
320,283
0.3
5,201
Edison International
353,772
0.4
4,621
Evergy, Inc.
228,924
0.3
4,398
National Fuel Gas Co.
214,359
0.2
10,891
NiSource, Inc.
283,819
0.3
4,989
NorthWestern Corp.
239,073
0.3
2,042
ONE Gas, Inc.
121,703
0.1
5,251
Sempra Energy
370,721
0.4
2,864,870
3.1
Total Common Stock
(Cost $47,736,541)
52,014,229
56.9
EXCHANGE-TRADED FUNDS : 0.8%
4,276  iShares Russell 1000
Value ETF
732,308
0.8
Total Exchange-Traded
Funds
(Cost $728,052)
732,308
0.8
Total Long-Term
Investments
(Cost $48,464,593)
52,746,537
57.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
172,000
(1)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $172,000) $ 172,000 0.2
Total Short-Term
Investments
(Cost $172,000)
172,000
0.2
Total Investments in
Securities
(Cost $48,636,593) $ 52,918,537 57.9
Assets in Excess of
Other Liabilities 38,457,241 42.1
Net Assets $ 91,375,778 100.0
(1)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 52,014,229 $ — $ — $ 52,014,229
Exchange-Traded Funds 732,308 — — 732,308
Short-Term Investments 172,000 — — 172,000
Total Investments, at fair value $ 52,918,537 $ — $ — $ 52,918,537
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,158,223
Gross Unrealized Depreciation (1,876,278)
Net Unrealized Appreciation $ 4,281,945